Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel. 202.739.3000

September 20, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hansberger International Series (File Nos. 333-08919 and 811-07729)

Ladies and Gentlemen:

On behalf of Hansberger International Series (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information for the Trust’s International Value Fund, Emerging Markets Fund, All Countries Fund®, International Growth Fund and International Core Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 19, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001193125-07-201586 on September 17, 2007.

Please do not hesitate to contact me at 202.739.5654 should you have any questions.

Sincerely,

/s/ W. John McGuire
W. John McGuire